UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

TrueShares Structured Outcome January ETF
JANZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome January ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/janz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome January ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$7,309,777
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/janz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	87.8%
Purchased Options	12.7%
Written Options	-0.5%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	87.6%
SPDR S&P 500 ETF	12.2%
First American Treasury Obligations Fund	0.2%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/janz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome January ETF	PAGE 1	TSR_SAR_53656F763

TrueShares Structured Outcome February ETF
FEBZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome February ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/febz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome February ETF	$41	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$6,416,932
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/febz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	89.1%
Purchased Options	11.6%
Written Options	-0.6%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	88.7%
SPDR S&P 500 ETF	11.0%
First American Treasury Obligations Fund	0.4%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/febz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome February ETF	PAGE 1	TSR_SAR_53656F755

TrueShares Structured Outcome March ETF
MARZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome March ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/marz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome March ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$20,150,661
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/marz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	117.7%
Purchased Options	8.9%
Written Options	-0.9%
Cash & Other	-25.7%

Top 10 Issuers	(%)
United States Treasury Bill	117.1%
SPDR S&P 500 ETF	8.0%
First American Treasury Obligations Fund	0.6%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/marz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome March ETF	PAGE 1	TSR_SAR_53656F748

TrueShares Structured Outcome April ETF
APRZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome April ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/aprz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome April ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$27,917,080
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/aprz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	95.3%
Purchased Options	7.5%
Written Options	-1.3%
Cash & Other	-1.5%

Top 10 Issuers	(%)
United States Treasury Bill	93.6%
SPDR S&P 500 ETF ust	6.2%
First American Treasury Obligations Fund	1.7%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/aprz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome April ETF	PAGE 1	TSR_SAR_53656F730

TrueShares Structured Outcome May ETF
MAYZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome May ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/mayz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome May ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$4,633,171
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/mayz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	90.8%
Purchased Options	10.4%
Written Options	-1.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	90.2%
SPDR S&P 500 ETF ust	9.2%
First American Treasury Obligations Fund	0.6%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/mayz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome May ETF	PAGE 1	TSR_SAR_53656F797

TrueShares Structured Outcome June ETF
JUNZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome June ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/junz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome June ETF	$41	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$4,809,286
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/junz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	111.4%
Purchased Options	8.6%
Written Options	-1.7%
Cash & Other	-18.3%

Top 10 Issuers	(%)
United States Treasury Bill	92.9%
First American Treasury Obligations Fund	18.5%
SPDR S&P 500 ETF ust	6.9%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/junz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome June ETF	PAGE 1	TSR_SAR_53656F771

TrueShares Structured Outcome July ETF
JULZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome July ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/julz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome July ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$21,451,304
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/julz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	84.3%
Purchased Options	6.8%
Written Options	-2.1%
Cash & Other	11.0%

Top 10 Issuers	(%)
United States Treasury Bill	77.8%
First American Treasury Obligations Fund	6.5%
SPDR S&P 500 ETF ust	4.7%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/julz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome July ETF	PAGE 1	TSR_SAR_53656F664

TrueShares Structured Outcome August ETF
AUGZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome August ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/augz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome August ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$15,782,604
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/augz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	86.1%
Purchased Options	14.0%
Written Options	0.0%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	86.0%
SPDR S&P 500 ETF	14.0%
First American Treasury Obligations Fund	0.1%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/augz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome August ETF	PAGE 1	TSR_SAR_53656F722

TrueShares Structured Outcome September ETF
SEPZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome September ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/sepz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome September ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$18,499,906
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/sepz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	84.8%
Purchased Options	15.3%
Written Options	-0.1%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	84.7%
SPDR S&P 500 ETF	15.2%
First American Treasury Obligations Fund	0.1%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/sepz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome September ETF	PAGE 1	TSR_SAR_53656F714

TrueShares Structured Outcome October ETF
OCTZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome October ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/octz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome October ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$4,117,262
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/octz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	81.3%
Purchased Options	18.8%
Written Options	-0.1%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	81.1%
SPDR S&P 500 ETF	18.7%
First American Treasury Obligations Fund	0.2%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/octz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome October ETF	PAGE 1	TSR_SAR_53656F698

TrueShares Structured Outcome November ETF
NOVZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome November ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/novz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome November ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$18,732,981
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/novz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	79.3%
Purchased Options	20.9%
Written Options	-0.1%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	79.1%
SPDR S&P 500 ETF	20.8%
First American Treasury Obligations Fund	0.2%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/novz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome November ETF	PAGE 1	TSR_SAR_53656F680

TrueShares Structured Outcome December ETF
DECZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Structured Outcome December ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/decz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome December ETF	$42	0.79%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$50,149,562
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.true-shares.com/decz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	86.9%
Purchased Options	15.0%
Written Options	-0.3%
Cash & Other	-1.6%

Top 10 Issuers	(%)
United States Treasury Bill	85.1%
SPDR S&P 500 ETF	14.7%
First American Treasury Obligations Fund	1.8%
Changes to Fund’s Investment Adviser or Sub Adviser
In 2024, SpiderRock Advisors, LLC was removed as Sub-Adviser to the Fund.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
In 2024, Jeffrey Feldman was added as sole portfolio manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/decz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Structured Outcome December ETF	PAGE 1	TSR_SAR_53656F672

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

TrueShares Structured Outcome ETFs
TrueShares Structured Outcome (January) ETF (JANZ)
TrueShares Structured Outcome (February) ETF (FEBZ)
TrueShares Structured Outcome (March) ETF (MARZ)
TrueShares Structured Outcome (April) ETF (APRZ)
TrueShares Structured Outcome (May) ETF (MAYZ)
TrueShares Structured Outcome (June) ETF (JUNZ)
TrueShares Structured Outcome (July) ETF (JULZ)
TrueShares Structured Outcome (August) ETF (AUGZ)
TrueShares Structured Outcome (September) ETF (SEPZ)
TrueShares Structured Outcome (October) ETF (OCTZ)
TrueShares Structured Outcome (November) ETF (NOVZ)
TrueShares Structured Outcome (December) ETF (DECZ)
Core Financial Statements
June 30, 2024 (Unaudited)

TABLE OF CONTENTS (Unaudited)

TrueShares Structured Outcome (January) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.7%(a)(b)
Call Options - 12.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31	$5,931,998	109	$925,619
TOTAL PURCHASED OPTIONS (Cost $375,812)			925,619
		Shares
SHORT-TERM INVESTMENTS - 87.8%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 5.21%(c)		15,529	15,529
		Par
U.S. Treasury Bills - 87.6%
4.81%, 12/26/2024(d)		$6,571,000	6,404,977
TOTAL SHORT-TERM INVESTMENTS (Cost $6,437,054)			6,420,506
TOTAL INVESTMENTS - 100.5% (Cost $6,812,866)			$7,346,125
Liabilities in Excess of Other Assets - (0.5)%			(36,348)
TOTAL NET ASSETS - 100.0%			$7,309,777

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

TrueShares Structured Outcome (January) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%(a)(b)
Put Options - (0.5)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $427.78	$(8,380,988)	(154)	$(33,296)
TOTAL WRITTEN OPTIONS (Premiums received $199,621)			$(33,296)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$925,619	$ —	$925,619
Money Market Funds	15,529	—	—	15,529
U.S. Treasury Bills	—	6,404,977	—	6,404,977
Total Investments	$ 15,529	$7,330,596	$—	$7,346,125
Liabilities:
Investments:
Written Options	$—	$(33,296)	$—	$(33,296)
Total Investments	$—	$(33,296)	$—	$(33,296)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

2

TrueShares Structured Outcome (February) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 11.6%(a)(b)
Call Options - 11.6%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.88	$4,952,402	91	$740,212
TOTAL PURCHASED OPTIONS (Cost $395,769)			740,212
		Shares
SHORT-TERM INVESTMENTS - 89.1%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 5.21%(c)		23,481	23,481
		Par
U.S. Treasury Bills - 88.7%
4.82%, 01/23/2025(d)		$5,860,000	5,695,609
TOTAL SHORT-TERM INVESTMENTS (Cost $5,729,161)			5,719,090
TOTAL INVESTMENTS - 100.7% (Cost $6,124,930)			$6,459,302
Liabilities in Excess of Other Assets - (0.7)%			(42,370)
TOTAL NET ASSETS - 100.0%			$6,416,932

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

TrueShares Structured Outcome (February) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%(a)(b)
Put Options - (0.6)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $434.59	$(7,346,970)	(135)	$(39,166)
TOTAL WRITTEN OPTIONS (Premiums received $144,114)			$(39,166)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$740,212	$ —	$740,212
Money Market Funds	23,481	—	—	23,481
U.S. Treasury Bills	—	5,695,609	—	5,695,609
Total Investments	$ 23,481	$6,435,821	$—	$6,459,302
Liabilities:
Investments:
Written Options	$—	$(39,166)	$—	$(39,166)
Total Investments	$—	$(39,166)	$—	$(39,166)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

4

TrueShares Structured Outcome (March) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.9%(a)(b)
Call Options - 8.9%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.08	$15,564,692	286	$1,801,669
TOTAL PURCHASED OPTIONS (Cost $1,187,363)			1,801,669
		Shares
SHORT-TERM INVESTMENTS - 117.7%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 5.21%(c)		119,157	119,157
		Par
U.S. Treasury Bills - 117.1%
4.98%, 02/20/2025(d)		$24,379,000	23,593,813
TOTAL SHORT-TERM INVESTMENTS (Cost $23,745,682)			23,712,970
TOTAL INVESTMENTS - 126.6% (Cost $24,933,045)			$25,514,639
Liabilities in Excess of Other Assets - (26.6)%			(5,363,978)
TOTAL NET ASSETS - 100.0%			$20,150,661

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

TrueShares Structured Outcome (March) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%(a)(b)
Put Options - (0.9)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $457.27	$(22,748,396)	(418)	$(190,411)
TOTAL WRITTEN OPTIONS (Premiums received $479,741)			$(190,411)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,801,669	$ —	$1,801,669
Money Market Funds	119,157	—	—	119,157
U.S. Treasury Bills	—	23,593,813	—	23,593,813
Total Investments	$ 119,157	$25,395,482	$—	$25,514,639
Liabilities:
Investments:
Written Options	$—	$(190,411)	$—	$(190,411)
Total Investments	$—	$(190,411)	$—	$(190,411)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

6

TrueShares Structured Outcome (April) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.5%(a)(b)
Call Options - 7.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07	$21,279,002	391	$ 2,085,078
TOTAL PURCHASED OPTIONS (Cost $1,624,900)			2,085,078
		Shares
SHORT-TERM INVESTMENTS - 95.3%
Money Market Funds - 1.7%
First American Treasury Obligations Fund - Class X, 5.21%(c)		461,819	461,819
		Par
U.S. Treasury Bills - 93.6%
5.04%, 03/20/2025(d)		$27,121,000	26,146,372
TOTAL SHORT-TERM INVESTMENTS (Cost $26,633,624)			26,608,191
TOTAL INVESTMENTS - 102.8%
(Cost $28,258,524)			$28,693,269
Liabilities in Excess of Other Assets - (2.8)%			(776,189)
TOTAL NET ASSETS - 100.0%			$27,917,080

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

TrueShares Structured Outcome (April) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%(a)(b)
Put Options - (1.3)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $470.76	$(31,238,228)	(574)	$(369,977)
TOTAL WRITTEN OPTIONS (Premiums received $690,696)			$(369,977)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ —	$2,085,078	$ —	$2,085,078
Money Market Funds	461,819	—	—	461,819
U.S. Treasury Bills	—	26,146,372	—	26,146,372
Total Investments	$461,819	$28,231,450	$—	$28,693,269
Liabilities:
Investments:
Written Options	$—	$(369,977)	$—	$(369,977)
Total Investments	$—	$(369,977)	$—	$(369,977)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

8

TrueShares Structured Outcome (May) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 10.4%(a)(b)
Call Options - 10.4%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $501.98	$3,591,852	66	$480,700
TOTAL PURCHASED OPTIONS (Cost $293,739)			480,700
		Shares
SHORT-TERM INVESTMENTS - 90.8%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 5.21%(c)		27,830	27,830
		Par
U.S. Treasury Bills - 90.2%
5.12%, 04/17/2025(d)		$4,352,000	4,180,106
TOTAL SHORT-TERM INVESTMENTS (Cost $4,209,143)			4,207,936
TOTAL INVESTMENTS - 101.2% (Cost $4,502,882)			$4,688,636
Liabilities in Excess of Other Assets - (1.2)%			(55,465)
TOTAL NET ASSETS - 100.0%			$4,633,171

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

9

TrueShares Structured Outcome (May) ETF
Schedule of Written Options
as of June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%(a)(b)
Put Options - (1.2)%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $451.78	$(5,224,512)	(96)	$(53,915)
TOTAL WRITTEN OPTIONS (Premiums received $105,763)			$ (53,915)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$480,700	$ —	$480,700
Money Market Funds	27,830	—	—	27,830
U.S. Treasury Bills	—	4,180,106	—	4,180,106
Total Investments	$ 27,830	$4,660,806	$—	$4,688,636
Liabilities:
Investments:
Written Options	$—	$(53,915)	$—	$(53,915)
Total Investments	$—	$(53,915)	$—	$(53,915)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

10

TrueShares Structured Outcome (June) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.6%(a)(b)
Call Options - 8.6%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.37	$3,972,806	73	$412,141
TOTAL PURCHASED OPTIONS (Cost $355,248)			412,141
		Shares
SHORT-TERM INVESTMENTS - 111.4%
Money Market Funds - 18.5%
First American Treasury Obligations Fund - Class X, 5.21%(c)		891,031	891,031
		Par
U.S. Treasury Bills - 92.9%
5.06%, 05/15/2025(d)		$4,669,000	4,467,631
TOTAL SHORT-TERM INVESTMENTS (Cost $5,360,850)			5,358,662
TOTAL INVESTMENTS - 120.0% (Cost $5,716,098)			$5,770,803
Liabilities in Excess of Other Assets - (20.0)%			(961,517)
TOTAL NET ASSETS - 100.0%			$4,809,286

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

TrueShares Structured Outcome (June) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%(a)(b)
Put Options - (1.7)%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $474.63	$(5,387,778)	(99)	$(80,787)
TOTAL WRITTEN OPTIONS (Premiums received $95,411)			$(80,787)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$412,141	$ —	$412,141
Money Market Funds	891,031	—	—	891,031
U.S. Treasury Bills	—	4,467,631	—	4,467,631
Total Investments	$ 891,031	$4,879,772	$—	$5,770,803
Liabilities:
Investments:
Written Options	$—	$(80,787)	$—	$(80,787)
Total Investments	$—	$(80,787)	$—	$(80,787)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

12

TrueShares Structured Outcome (July) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 6.8%(a)(b)
Call Options - 6.8%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $544.22	$18,013,682	331	$1,453,421
TOTAL PURCHASED OPTIONS (Cost $1,454,099)			1,453,421
		Shares
SHORT-TERM INVESTMENTS - 84.3%
Money Market Funds - 6.5%
First American Treasury Obligations Fund - Class X, 5.21%(c)		1,404,906	1,404,906
		Par
U.S. Treasury Bills - 77.8%
5.02%, 06/12/2025(d)		$17,500,000	16,683,417
TOTAL SHORT-TERM INVESTMENTS (Cost $18,100,937)			18,088,323
TOTAL INVESTMENTS - 91.1% (Cost $19,555,036)			$19,541,744
Other Assets in Excess of Liabilities - 8.9%			1,909,560
TOTAL NET ASSETS - 100.0%			$21,451,304

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

13

TrueShares Structured Outcome (July) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%(a)(b)
Put Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $489.80	$(23,836,836)	(438)	$(440,628)
TOTAL WRITTEN OPTIONS (Premiums received $439,719)			$(440,628)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,453,421	$ —	$1,453,421
Money Market Funds	1,404,906	—	—	1,404,906
U.S. Treasury Bills	—	16,683,417	—	16,683,417
Total Investments	$1,404,906	$18,136,838	$—	$19,541,744
Liabilities:
Investments:
Written Options	$—	$(440,628)	$—	$(440,628)
Total Investments	$—	$(440,628)	$—	$(440,628)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

14

TrueShares Structured Outcome (August) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 14.0%(a)(b)
Call Options - 14.0%
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $457.79	$13,387,812	246	$ 2,209,510
TOTAL PURCHASED OPTIONS (Cost $955,536)			2,209,510
		Shares
SHORT-TERM INVESTMENTS - 86.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 5.21%(c)		17,769	17,769
		Par
U.S. Treasury Bills - 86.0%
5.36%, 07/11/2024(d)		$13,587,000	13,567,261
TOTAL SHORT-TERM INVESTMENTS (Cost $13,585,531)			13,585,030
TOTAL INVESTMENTS - 100.1% (Cost $14,541,067)			$15,794,540
Liabilities in Excess of Other Assets - (0.1)%			(11,936)
TOTAL NET ASSETS - 100.0%			$15,782,604

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

15

TrueShares Structured Outcome (August) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - 0.0%(a)(b)(c)
Put Options - 0.0% (b)
SPDR S&P 500 ETF, Expiration: 07/31/2024; Exercise Price: $412.01	$(18,013,682)	(331)	$(3,025)
TOTAL WRITTEN OPTIONS (Premiums received $384,150)			$(3,025)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ —	$2,209,510	$ —	$2,209,510
Money Market Funds	17,769	—	—	17,769
U.S. Treasury Bills	—	13,567,261	—	13,567,261
Total Investments	$17,769	$15,776,771	$—	$15,794,540
Liabilities:
Investments:
Written Options	$—	$(3,025)	$—	$(3,025)
Total Investments	$—	$(3,025)	$—	$(3,025)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

16

TrueShares Structured Outcome (September) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 15.3%(a)(b)
Call Options - 15.3%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $450.35	$15,401,426	283	$2,827,742
TOTAL PURCHASED OPTIONS (Cost $1,122,675)			2,827,742
		Shares
SHORT-TERM INVESTMENTS - 84.8%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 5.21%(c)		21,624	21,624
		Par
U.S. Treasury Bills - 84.7%
5.35%, 08/08/2024(d)		$15,756,000	15,669,068
TOTAL SHORT-TERM INVESTMENTS (Cost $15,692,905)			15,690,692
TOTAL INVESTMENTS - 100.1% (Cost $16,815,580)			$18,518,434
Liabilities in Excess of Other Assets - (0.1)%			(18,528)
TOTAL NET ASSETS - 100.0%			$18,499,906

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

17

TrueShares Structured Outcome (September) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%(a)(b)
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 08/30/2024; Exercise Price: $405.32	$(21,224,580)	(390)	$(9,399)
TOTAL WRITTEN OPTIONS (Premiums received $443,407)			$(9,399)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,827,742	$ —	$2,827,742
Money Market Funds	21,624	—	—	21,624
U.S. Treasury Bills	—	15,669,068	—	15,669,068
Total Investments	$ 21,624	$18,496,810	$—	$18,518,434
Liabilities:
Investments:
Written Options	$—	$(9,399)	$—	$(9,399)
Total Investments	$—	$(9,399)	$—	$(9,399)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

18

TrueShares Structured Outcome (October) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 18.8%(a)(b)
Call Options - 18.8%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $427.48	$3,428,586	63	$775,877
TOTAL PURCHASED OPTIONS (Cost $248,379)			775,877
		Shares
SHORT-TERM INVESTMENTS - 81.3%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 5.21%(c)		9,896	9,896
		Par
U.S. Treasury Bills - 81.1%
5.37%, 09/05/2024(d)		$3,369,000	3,336,836
TOTAL SHORT-TERM INVESTMENTS (Cost $3,347,288)			3,346,732
TOTAL INVESTMENTS - 100.1% (Cost $3,595,667)			$4,122,609
Liabilities in Excess of Other Assets - (0.1)%			(5,347)
TOTAL NET ASSETS - 100.0%			$4,117,262

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

19

TrueShares Structured Outcome (October) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%(a)(b)
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $384.73	$(4,789,136)	(88)	$(3,399)
TOTAL WRITTEN OPTIONS (Premiums received $107,693)			$(3,399)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$775,877	$ —	$775,877
Money Market Funds	9,896	—	—	9,896
U.S. Treasury Bills	—	3,336,836	—	3,336,836
Total Investments	$ 9,896	$4,112,713	$—	$4,122,609
Liabilities:
Investments:
Written Options	$—	$(3,399)	$—	$(3,399)
Total Investments	$—	$(3,399)	$—	$(3,399)

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

20

TrueShares Structured Outcome (November) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 20.9%(a)(b)
Call Options - 20.9%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $418.20	$15,836,802	291	$3,920,876
TOTAL PURCHASED OPTIONS (Cost $1,212,075)			3,920,876
		Shares
SHORT-TERM INVESTMENTS - 79.3%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 5.21%(c)		34,304	34,304
		Par
U.S. Treasury Bills - 79.1%
5.42%, 10/03/2024(d)		$15,014,000	14,811,319
TOTAL SHORT-TERM INVESTMENTS (Cost $14,845,842)			14,845,623
TOTAL INVESTMENTS - 100.2% (Cost $16,057,917)			$18,766,499
Liabilities in Excess of Other Assets - (0.2)%			(33,518)
TOTAL NET ASSETS - 100.0%			$18,732,981

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

21

TrueShares Structured Outcome (November) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)% (a)(b)
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $376.38	$(21,768,800)	(400)	$(22,780)
TOTAL WRITTEN OPTIONS (Premiums received $476,596)			$(22,780)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,920,876	$ —	$3,920,876
Money Market Funds	34,304	—	—	34,304
U.S. Treasury Bills	—	14,811,319	—	14,811,319
Total Investments	$34,304	$18,732,195	$—	$18,766,499
Liabilities:
Investments:
Written Options	$—	$(22,780)	$—	$(22,780)
Total Investments	$—	$(22,780)	$—	$(22,780)

Refer to the Schedule of Investments for additional information. See Note 2 of the financial statements.
The accompanying notes are an integral part of these financial statements.

22

TrueShares Structured Outcome (December) ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 15.0%(a)(b)
Call Options - 15.0%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.40	$40,544,390	745	$7,526,780
TOTAL PURCHASED OPTIONS (Cost $3,261,745)			7,526,780
		Shares
SHORT-TERM INVESTMENTS - 86.9%
Money Market Funds - 1.8%
First American Treasury Obligations Fund - Class X, 5.21%(c)		913,569	913,569
		Par
U.S. Treasury Bills - 85.1%
5.10%, 11/29/2024(d)		$43,594,000	42,658,709
TOTAL SHORT-TERM INVESTMENTS (Cost $43,618,720)			43,572,278
TOTAL INVESTMENTS - 101.9% (Cost $46,880,465)			$51,099,058
Liabilities in Excess of Other Assets - (1.9)%			(949,496)
TOTAL NET ASSETS - 100.0%			$50,149,562

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

23

TrueShares Structured Outcome (December) ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%(a)(b)
Put Options - (0.3)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $410.76	$(57,687,320)	(1,060)	$(135,850)
TOTAL WRITTEN OPTIONS (Premiums received $1,071,399)			$(135,850)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$7,526,780	$ —	$7,526,780
Money Market Funds	913,569	—	—	913,569
U.S. Treasury Bills	—	42,658,709	—	42,658,709
Total Investments	$ 913,569	$50,185,489	$—	$51,099,058
Liabilities:
Investments:
Written Options	$—	$(135,850)	$—	$(135,850)
Total Investments	$—	$(135,850)	$—	$(135,850)

Refer to the Schedule of Investments for additional information. See Note 2 of the financial statements.
The accompanying notes are an integral part of these financial statements.

24

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF
ASSETS:
Investments, at value	$ 7,346,125	$ 6,459,302	$ 25,514,639	$ 28,693,269	$ 4,688,636
Deposit at broker for option contracts	1,562	805	—	—	1,296
Interest receivable	75	108	545	1,047	128
Receivable for investments sold	—	—	480,463	—	—
Total assets	7,347,762	6,460,215	25,995,647	28,694,316	4,690,060
LIABILITIES:
Written option contracts, at value	33,296	39,166	190,411	369,977	53,915
Payable to adviser	4,689	4,117	16,524	17,761	2,974
Payable for investments purchased	—	—	53,826	382,760	—
Payable for capital shares redeemed	—	—	5,582,177	—	—
Payable to broker for options	—	—	2,048	6,738	—
Total liabilities	37,985	43,283	5,844,986	777,236	56,889
NET ASSETS	$ 7,309,777	$ 6,416,932	$ 20,150,661	$ 27,917,080	$ 4,633,171
Net Assets Consists of:
Paid-in capital	$ 5,832,867	$ 5,514,347	$ 17,216,747	$ 26,259,499	$ 4,143,499
Total distributable earnings	1,476,910	902,585	2,933,914	1,657,581	489,672
Total net assets	$ 7,309,777	$ 6,416,932	$ 20,150,661	$ 27,917,080	$ 4,633,171
Net assets	$ 7,309,777	$ 6,416,932	$ 20,150,661	$ 27,917,080	$ 4,633,171
Shares issued and outstanding(a)	220,000	190,000	650,000	840,000	160,000
Net asset value per share	$33.23	$33.77	$31.00	$33.23	$28.96
Cost:
Investments, at cost	$ 6,812,866	$ 6,124,930	$ 24,933,045	$ 28,258,524	$ 4,502,882
PROCEEDS:
Written options premium	$199,621	$144,114	$479,741	$690,696	$105,763

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

25

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	TrueShares Structured Outcome (June) ETF	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
ASSETS:
Investments, at value	$ 5,770,803	$ 19,541,744	$ 15,794,540	$ 18,518,434	$ 4,122,609
Interest receivable	1,065	6,257	87	111	30
Deposit at broker for option contracts	7	3,436,042	1,120	2,622	662
Receivable for investments sold	—	25,340,081	—	—	—
Total assets	5,771,875	48,324,124	15,795,747	18,521,167	4,123,301
LIABILITIES:
Written option contracts, at value	80,787	440,628	3,025	9,399	3,399
Payable for investments purchased	879,442	4,887,406	—	—	—
Payable to adviser	2,360	15,179	10,118	11,862	2,640
Payable for capital shares redeemed	—	21,529,607	—	—	—
Total liabilities	962,589	26,872,820	13,143	21,261	6,039
NET ASSETS	$ 4,809,286	$ 21,451,304	$ 15,782,604	$ 18,499,906	$4,117,262
Net Assets Consists of:
Paid-in capital	$ 4,207,527	$ 19,198,519	$ 14,037,227	$ 16,359,445	$ 3,752,082
Total distributable earnings	601,759	2,252,785	1,745,377	2,140,461	365,180
Total net assets	$ 4,809,286	$ 21,451,304	$ 15,782,604	$ 18,499,906	$4,117,262
Net assets	$ 4,809,286	$ 21,451,304	$ 15,782,604	$ 18,499,906	$4,117,262
Shares issued and outstanding(a)	165,000	530,000	415,000	495,000	110,000
Net asset value per share	$29.15	$40.47	$38.03	$37.37	$37.43
Cost:
Investments, at cost	$ 5,716,098	$ 19,555,036	$ 14,541,067	$ 16,815,580	$ 3,595,667
PROCEEDS:
Written options premium	$95,411	$439,719	$384,150	$443,407	$107,693

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

26

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
ASSETS:
Investments, at value	$ 18,766,499	$ 51,099,058
Deposit at broker for option contracts	1,112	2,599
Interest receivable	159	30,020
Receivable for investments sold	—	1,889
Total assets	18,767,770	51,133,566
LIABILITIES:
Written option contracts, at value	22,780	135,850
Payable to adviser	12,009	31,631
Payable for investments purchased	—	816,523
Total liabilities	34,789	984,004
NET ASSETS	$ 18,732,981	$ 50,149,562
Net Assets Consists of:
Paid-in capital	$ 16,241,907	$ 44,280,141
Total distributable earnings	2,491,074	5,869,421
Total net assets	$ 18,732,981	$ 50,149,562
Net assets	$ 18,732,981	$ 50,149,562
Shares issued and outstanding(a)	480,000	1,410,000
Net asset value per share	$39.03	$35.57
Cost:
Investments, at cost	$ 16,057,918	$ 46,880,465
PROCEEDS:
Written options premium	$476,596	$1,071,399

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

27

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF
INVESTMENT INCOME:
Interest income	$301,067	$ 124,003	$526,702	$352,879	$97,188
Total investment income	301,067	124,003	526,702	352,879	97,188
EXPENSES:
Investment advisory fee	52,496	22,096	89,264	58,329	17,889
Interest expense	24	24	213	24	36
Total expenses	52,520	22,120	89,477	58,353	17,925
Net INVESTMENT INCOME	248,547	101,883	437,225	294,526	79,253
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	699,727	191,873	1,306,599	630,479	353,697
Written option contracts expired or closed	225,516	116,603	235,791	174,408	152,091
Net realized gain	925,243	308,476	1,542,390	804,887	505,788
Net change in unrealized appreciation/(depreciation) on:
Investments	533,372	176,332	358,611	147,932	(33,769)
Written option contracts	166,489	(11,510)	163,375	151,894	(89,594)
Net change in unrealized appreciation/(depreciation)	699,861	164,822	521,986	299,826	(123,363)
Net realized and unrealized gain	1,625,104	473,298	2,064,376	1,104,713	382,425
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,873,651	$ 575,181	$ 2,501,601	$ 1,399,239	$461,678

The accompanying notes are an integral part of these financial statements.

28

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	TrueShares Structured Outcome (June) ETF	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
INVESTMENT INCOME:
Interest income	$71,725	$378,803	$367,795	$408,016	$87,612
Total investment income	71,725	378,803	367,795	408,016	87,612
EXPENSES:
Investment advisory fee	12,759	65,467	61,454	68,906	15,287
Interest expense	—	48	—	12	—
Total expenses	12,759	65,515	61,454	68,918	15,287
Net INVESTMENT INCOME	58,966	313,288	306,341	339,098	72,325
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	349,693	1,597,168	53,940	15,942	(4)
Written option contracts expired or closed	105,097	342,722	28,901	10,405	—
Net realized gain/(loss)	454,790	1,939,890	82,841	26,347	(4)
Net change in unrealized appreciation/(depreciation) on:
Investments	(106,466)	(299,458)	1,199,397	1,396,889	334,601
Written option contracts	(78,796)	(248,404)	136,627	177,594	35,538
Net change in unrealized appreciation/(depreciation)	(185,262)	(547,862)	1,336,024	1,574,483	370,140
Net realized and unrealized gain	269,528	1,392,028	1,418,865	1,600,830	370,136
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$328,494	$1,705,316	$1,725,206	$1,939,928	$442,461

The accompanying notes are an integral part of these financial statements.

29

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
INVESTMENT INCOME:
Interest income	$390,133	$1,012,718
Total investment income	390,133	1,012,718
EXPENSES:
Investment advisory fee	68,778	175,868
Interest expense	12	11
Total expenses	68,790	175,879
NET INVESTMENT INCOME	321,343	836,839
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	120,078	—
Written option contracts expired or closed	22,331	—
Net realized gain	142,409	—
Net change in unrealized appreciation/(depreciation) on:
Investments	1,422,181	3,366,924
Written option contracts	135,186	683,178
Net change in unrealized appreciation/(depreciation)	1,557,367	4,050,102
Net realized and unrealized gain	1,699,776	4,050,102
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,021,119	$4,886,941

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

	TrueShares Structured Outcome (January) ETF		TrueShares Structured Outcome (February) ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$248,547	$122,286	$101,883	$110,141
Net realized gain	925,243	624,799	308,476	230,634
Net change in unrealized appreciation/ (depreciation)	699,861	(74)	164,822	271,354
Net increase in net assets from operations	1,873,651	747,011	575,181	612,129
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(123,195)	—	(249,641)
Total distributions to shareholders	—	(123,195)	—	(249,641)
CAPITAL TRANSACTIONS:
Creations	20,833,708	7,407,427	5,897,048	598,630
Redemptions	(20,783,611)	(6,520,236)	(3,721,188)	—
ETF transaction fees (See Note 4)	8,324	839	437	120
Net increase in net assets from capital transactions	58,421	888,030	2,176,297	598,750
NET INCREASE IN NET ASSETS	1,932,072	1,511,846	2,751,478	961,238
NET ASSETS:
Beginning of the period	5,377,705	3,865,859	3,665,454	2,704,216
End of the period	$7,309,777	$5,377,705	$6,416,932	$3,665,454
SHARES TRANSACTIONS
Creations	700,000	250,000	190,000	20,000
Redemptions	(660,000)	(220,000)	(120,000)	—
Total increase in shares outstanding	40,000	30,000	70,000	20,000

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (March) ETF		TrueShares Structured Outcome (April) ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$437,225	$126,981	$294,526	$145,941
Net realized gain/(loss)	1,542,390	241,376	804,887	(57,363)
Net change in unrealized appreciation/ (depreciation)	521,986	357,558	299,826	933,689
Net increase in net assets from operations	2,501,601	725,915	1,399,239	1,022,267
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(284,981)	—	(145,986)
Total distributions to shareholders	—	(284,981)	—	(145,986)
CAPITAL TRANSACTIONS:
Creations	51,940,119	267,159	26,876,747	—
Redemptions	(38,195,577)	(531,454)	(5,413,446)	(1,450,210)
ETF transaction fees (See Note 4)	12,043	160	4,538	290
Net increase (decrease) in net assets from capital transactions	13,756,585	(264,135)	21,467,839	(1,449,920)
NET INCREASE (DECREASE) IN NET ASSETS	16,258,186	176,799	22,867,078	(573,639)
NET ASSETS:
Beginning of the period	3,892,475	3,715,676	5,050,002	5,623,641
End of the period	$20,150,661	$3,892,475	$27,917,080	$5,050,002
SHARES TRANSACTIONS
Creations	1,790,000	10,000	840,000	—
Redemptions	(1,280,000)	(20,000)	(170,000)	(55,000)
Total increase/(decrease) in shares outstanding	510,000	(10,000)	670,000	(55,000)

The accompanying notes are an integral part of these financial statements.

32

Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (May) ETF		TrueShares Structured Outcome (June) ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$79,258	$121,657	$58,966	$137,951
Net realized gain/(loss)	505,782	(31,037)	454,790	373,233
Net change in unrealized appreciation/ (depreciation)	(123,362)	519,163	(185,262)	372,476
Net increase in net assets from operations	461,678	609,783	328,494	883,660
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(121,887)	—	(197,592)
Total distributions to shareholders	—	(121,887)	—	(197,592)
CAPITAL TRANSACTIONS:
Creations	4,389,904	476,954	4,876,953	8,940,188
Redemptions	(4,652,501)	—	(3,677,526)	(9,321,322)
ETF transaction fees (See Note 4)	56	95	459	3,652
Net increase (decrease) in net assets from capital transactions	(262,541)	477,409	1,199,886	(377,482)
NET INCREASE IN NET ASSETS	199,137	964,945	1,528,380	308,586
NET ASSETS:
Beginning of the period	4,434,034	3,469,089	3,280,906	2,972,320
End of the period	$4,633,171	$4,434,034	$4,809,286	$3,280,906
SHARES TRANSACTIONS
Creations	160,000	20,000	170,000	360,000
Redemptions	(170,000)	—	(130,000)	(360,000)
Total increase/(decrease) in shares outstanding	(10,000)	20,000	40,000	—

The accompanying notes are an integral part of these financial statements.

33

Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (July) ETF		TrueShares Structured Outcome (August) ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$313,288	$464,537	$306,341	$529,003
Net realized gain	1,939,890	1,377,130	82,841	954,605
Net change in unrealized appreciation/ (depreciation)	(547,862)	427,976	1,336,024	940,334
Net increase in net assets from operations	1,705,316	2,269,643	1,725,206	2,423,942
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(467,976)	—	(528,891)
Total distributions to shareholders	—	(467,976)	—	(528,891)
CAPITAL TRANSACTIONS:
Creations	32,044,251	17,524,625	—	24,728,402
Redemptions	(25,337,364)	(18,234,425)	(1,431,816)	(23,899,508)
ETF transaction fees (See Note 4)	2,873	4,984	286	4,448
Net increase (decrease) in net assets from capital transactions	6,709,760	(704,816)	(1,431,530)	833,342
NET INCREASE IN NET ASSETS	8,415,076	1,096,851	293,676	2,728,393
NET ASSETS:
Beginning of the period	13,036,228	11,939,377	15,488,928	12,760,535
End of the period	$21,451,304	$13,036,228	$15,782,604	$15,488,928
SHARES TRANSACTIONS
Creations	800,000	500,000	—	750,000
Redemptions	(630,000)	(515,000)	(40,000)	(720,000)
Total increase/(decrease) in shares outstanding	170,000	(15,000)	(40,000)	30,000

The accompanying notes are an integral part of these financial statements.

34

Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (September) ETF		TrueShares Structured Outcome (October) ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$339,098	$610,797	$72,325	$120,423
Net realized gain/(loss)	26,347	1,746,413	(4)	512,105
Net change in unrealized appreciation/ (depreciation)	1,574,483	1,001,064	370,140	44,870
Net increase in net assets from operations	1,939,928	3,358,274	442,461	677,398
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(611,030)	—	(120,431)
Total distributions to shareholders	—	(611,030)	—	(120,431)
CAPITAL TRANSACTIONS:
Creations	—	18,931,165	—	3,486,747
Redemptions	(669,818)	(25,048,972)	—	(4,746,859)
ETF transaction fees (See Note 4)	134	1,840	—	629
Net decrease in net assets from capital transactions	(669,684)	(6,115,967)	—	(1,259,483)
NET INCREASE (DECREASE) IN NET ASSETS	1,270,244	(3,368,723)	442,461	(702,516)
NET ASSETS:
Beginning of the period	17,229,662	20,598,385	3,674,801	4,377,317
End of the period	$18,499,906	$17,229,662	$4,117,262	$3,674,801
SHARES TRANSACTIONS
Creations	—	580,000	—	110,000
Redemptions	(20,000)	(765,000)	—	(150,000)
Total decrease in shares outstanding	(20,000)	(185,000)	—	(40,000)

The accompanying notes are an integral part of these financial statements.

35

Statements of Changes in Net Assets(Continued)

	TrueShares Structured Outcome (November) ETF		TrueShares Structured Outcome (December) ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$321,343	$410,325	$836,839	$562,238
Net realized gain	142,409	7,111	—	642,731
Net change in unrealized appreciation/ (depreciation)	1,557,367	1,685,752	4,050,102	1,333,312
Net increase in net assets from operations	2,021,119	2,103,188	4,886,941	2,538,281
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(410,218)	—	(483,192)
Total distributions to shareholders	—	(410,218)	—	(483,192)
CAPITAL TRANSACTIONS:
Creations	380,142	9,982,697	5,086,996	67,518,061
Redemptions	(1,741,540)	(3,377,846)	—	(34,877,739)
ETF transaction fees (See Note 4)	424	2,672	1,018	6,884
Net increase (decrease) in net assets from capital transactions	(1,360,974)	6,607,523	5,088,014	32,647,206
NET INCREASE IN NET ASSETS	660,145	8,300,493	9,974,955	34,702,295
NET ASSETS:
Beginning of the period	18,072,836	9,772,343	40,174,607	5,472,312
End of the period	$18,732,981	$18,072,836	$50,149,562	$40,174,607
SHARES TRANSACTIONS
Creations	10,000	300,000	150,000	2,180,000
Redemptions	(50,000)	(105,000)	—	(1,120,000)
Total increase/(decrease) in shares outstanding	(40,000)	195,000	150,000	1,060,000

The accompanying notes are an integral part of these financial statements.

36

Financial Highlights

		INVESTMENT OPERATIONS:			Less Distributions from:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Net realized and unrealized loss	Total distributions
TrueShares Structured Outcome (January) ETF
6/30/2024(c)	$29.88	0.58	2.75	3.33	—	—	—
12/31/2023	$25.77	0.95	3.92	4.87	(0.77)	—	(0.77)
12/31/2022	$29.10	(0.08)	(3.20)	(3.28)	—	(0.05)	(0.05)
12/31/2021(d)	$25.00	(0.19)	5.61	5.42	—	(1.32)	(1.32)
TrueShares Structured Outcome (February) ETF
6/30/2024(c)	$30.55	0.58	2.64	3.22	—	—	—
12/31/2023	$27.04	1.01	4.58	5.59	(0.92)	(1.16)	(2.08)
12/31/2022	$30.15	(0.02)	(3.09)	(3.11)	—	—	—
12/31/2021(f)	$25.00	(0.20)	5.35	5.15	—	—	—
TrueShares Structured Outcome (March) ETF
6/30/2024(c)	$27.80	0.57	2.61	3.18	—	—	—
12/31/2023	$24.77	0.88	4.19	5.07	(0.91)	(1.13)	(2.04)
12/31/2022	$28.62	0.01	(3.67)	(3.66)	(0.01)	(0.18)	(0.19)
12/31/2021(h)	$25.00	(0.17)	4.48	4.31	—	(0.70)	(0.70)
TrueShares Structured Outcome (April) ETF
6/30/2024(c)	$29.71	0.64	2.87	3.51	—	—	—
12/31/2023	$24.99	0.80	4.78	5.58	(0.86)	—	(0.86)
12/31/2022	$28.40	0.14	(3.40)	(3.26)	(0.15)	—	(0.15)
12/31/2021(i)	$25.00	(0.16)	3.56	3.40	—	—	—
TrueShares Structured Outcome (May) ETF
6/30/2024(c)	$26.08	0.48	2.40	2.88	—	—	—
12/31/2023	$23.13	0.75	2.92	3.67	(0.72)	—	(0.72)
12/31/2022	$27.09	0.13	(3.93)	(3.80)	(0.16)	—	(0.16)
12/31/2021(j)	$25.00	(0.13)	2.72	2.59	—	(0.51)	(0.51)
TrueShares Structured Outcome (June) ETF
6/30/2024(c)	$26.25	0.50	2.40	2.90	—	—	—
12/31/2023	$23.78	0.82	3.21	4.03	(1.10)	(0.48)	(1.58)
12/31/2022	$27.45	0.11	(3.65)	(3.54)	(0.13)	—	(0.13)
12/31/2021(k)	$25.00	(0.12)	2.66	2.54	—	(0.09)	(0.09)
TrueShares Structured Outcome (July) ETF
6/30/2024(c)	$36.21	0.72	3.53	4.25	—	—	—
12/31/2023	$31.84	1.15	4.51	5.66	(1.30)	—	(1.30)
12/31/2022	$35.21	0.16	(3.51)	(3.35)	(0.02)	—	(0.02)
12/31/2021	$29.20	(0.25)	6.25	6.00	—	—	—
12/31/2020(l)	$25.00	(0.09)	4.29	4.20	—	—	—
TrueShares Structured Outcome (August) ETF
6/30/2024(c)	$34.04	0.70	3.29	3.99	—	—	—
12/31/2023	$30.02	1.14	4.03	5.17	(1.16)	—	(1.16)
12/31/2022	$33.70	0.16	(3.72)	(3.56)	(0.12)	—	(1.12)
12/31/2021	$27.89	(0.24)	6.04	5.80	—	—	—
12/31/2020(m)	$25.00	(0.08)	2.96	2.88	—	—	—

The accompanying notes are an integral part of these financial statements.

37

Financial Highlights(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return(b)	Net assets, end of period (in thousands)	Ratio of expense to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(b)(s)
$0.02	$33.23	11.24%	$7,310	0.79%	3.74%	—%
$0.01	$29.88	18.91%	$5,378	0.79%	3.40%	—%
$ —(e)	$25.77	-11.29%	$3,866	0.79%	(0.32)%	2899%
$ —(e)	$29.10	21.65%	$2,182	0.79%	(0.77)%	—%
$ —(e)	$33.77	10.56%	$6,417	0.79%	3.65%	—%
$ —(e)	$30.55	20.64%	$3,665	0.79%	3.38%	—%
$ —(e)	$27.04	-10.30%	$2,704	0.79%	(0.09)%	1309%
$ —(e)	$30.15	20.58%	$3,768	0.79%	(0.77)%	—%
$0.02	$31.00	11.55%	$20,151	0.79%	3.87%	—%
$ —(e)	$27.80	20.45%	$3,892	0.79%	3.25%	67%
$ —(e)	$24.77	-12.76%	$3,716	0.79%	0.03%	1280%
$0.01	$28.62	17.24%	$5,724	0.79%	(0.76)%	—%
$0.01	$33.23	11.88%	$27,917	0.79%	3.99%	—%
$ —(e)	$29.71	22.28%	$5,050	0.79%	2.88%	—%
$ —(e)	$24.99	-11.47%	$5,624	0.79%	0.55%	1153%
$ —(e)	$28.40	13.59%	$6,389	0.79%	(0.77)%	—%
$ —(e)	$28.96	11.02%	$4,633	0.79%	3.50%	—%
$ —(e)	$26.08	15.87%	$4,434	0.79%	3.02%	—%
$ —(e)	$23.13	-14.03%	$3,469	0.79%	0.54%	—%
$0.01	$27.09	10.39%	$5,417	0.79%	(0.77)%	—%
$ —(e)	$29.15	11.04%	$4,809	0.79%	3.65%	—%
$0.02	$26.25	17.02%	$3,281	0.79%	3.22%	637%
$ —(e)	$23.78	-12.87%	$2,972	0.79%	0.46%	—%
$ —(e)	$27.45	10.13%	$4,117	0.79%	(0.77)%	—%
$0.01	$40.47	11.82%	$21,451	0.79%	3.78%	—%
$0.01	$36.21	17.81%	$13,036	0.79%	3.31%	—%
$ —(e)	$31.84	-9.50%	$11,939	0.79%	0.49%	—%
$0.01	$35.21	20.56%	$14,963	0.79%	(0.76)%	1307%
$ —(e)	$29.20	16.81%	$6,571	0.79%	(0.68)%	—%
$ —(e)	$38.03	11.71%	$15,783	0.79%	3.94%	—%
$ —(e)	$34.04	17.25%	$15,489	0.79%	3.51%	228%
$ —(e)	$30.02	-10.55%	$12,761	0.80%(r)	0.51%	134%
$0.01	$33.70	20.83%	$18,536	0.79%	(0.77)%	1297%
$0.01	$27.89	11.57%	$9,065	0.79%	(0.73)%	—%

The accompanying notes are an integral part of these financial statements.

38

Financial Highlights(Continued)

		INVESTMENT OPERATIONS:			Less Distributions from:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Net realized and unrealized loss	Total distributions
TrueShares Structured Outcome (September) ETF
6/30/2024(c)	$33.46	0.68	3.23	3.91	—	—	—
12/31/2023	$29.43	1.00	4.22	5.22	(1.19)	—	(1.19)
12/31/2022	$32.33	0.18	(2.88)	(2.70)	(0.20)	—	(0.20)
12/31/2021	$26.63	(0.23)	5.94	5.71	—	(0.02)	(0.02)
12/31/2020(n)	$25.00	(0.06)	1.68	1.62	—	—	—
TrueShares Structured Outcome (October) ETF
6/30/2024(c)	$33.41	0.66	3.36	4.02	—	—	—
12/31/2023	$29.18	1.00	4.31	5.31	(1.09)	—	(1.09)
12/31/2022	$32.75	0.14	(3.51)	(3.37)	(0.20)	—	(0.20)
12/31/2021	$27.21	(0.23)	5.77	5.54	—	—	—
12/31/2020(o)	$25.00	(0.05)	2.26	2.21	—	—	—
TrueShares Structured Outcome (November) ETF
6/30/2024(c)	$34.76	0.68	3.59	4.27	—	—	—
12/31/2023	$30.07	1.20	4.27	5.47	(0.79)	—	(0.79)
12/31/2022	$33.37	0.07	(3.30)	(3.23)	(0.07)	—	(0.07)
12/31/2021	$27.62	(0.24)	6.14	5.90	—	(0.17)	(0.17)
12/31/2020(p)	$25.00	(0.03)	2.65	2.62	—	—	—
TrueShares Structured Outcome (December) ETF
6/30/2024(c)	$31.88	0.63	3.06	3.69	—	—	—
12/31/2023	$27.36	1.22	3.68	4.90	(0.39)	—	(0.39)
12/31/2022	$30.43	(0.05)	(2.63)	(2.68)	—	(0.39)	(0.39)
12/31/2021	$25.44	(0.21)	5.33	5.12	—	(0.14)	(0.14)
12/31/2020(q)	$25.00	(0.02)	0.46	0.44	—	—	—

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Unaudited
(d)	Inception date of the Fund was January 4, 2021.
(e)	Amount represents less than $0.005 per share.
(f)	Inception date of the Fund was February 1, 2021.
(g)	Amount represents less than 0.005%.
(h)	Inception date of the Fund was March 1, 2021.
(i)	Inception date of the Fund was April 1, 2021.
(j)	Inception date of the Fund was May 3, 2021.
(k)	Inception date of the Fund was June 1, 2021.
(l)	Inception date of the Fund was July 1, 2020.
(m)	Inception date of the Fund was August 3, 2020.
(n)	Inception date of the Fund was September 1, 2020.
(o)	Inception date of the Fund was October 1, 2020.
(p)	Inception date of the Fund was November 2, 2020.
(q)	Inception date of the Fund was December 1, 2020.
(r)	Includes interest expense of 0.01%.
(s)	Excludes in-kind transactions association with creations and redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

39

Financial Highlights(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF transaction fees per share	Net asset value, end of period	Total return(b)	Net assets, end of period (in thousands)	Ratio of expense to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(b)(s)
$ —(e)	$37.37	11.70%	$18,500	0.79%	3.89%	—%
$ —(e)	$33.46	17.72%	$17,230	0.79%	3.15%	—%
$ —(e)	$29.43	-8.34%	$20,598	0.79%	0.60%	—%
$0.01	$32.33	21.47%	$25,861	0.79%	(0.76)%	1301%
$0.01	$26.63	6.51%	$10,651	0.79%	(0.73)%	—%
$ —(e)	$37.43	12.04%	$4,117	0.79%	3.74%	—%
$0.01	$33.41	18.23%	$3,675	0.79%	3.19%	3%
$ —(e)	$29.18	-10.31%	$4,377	0.79%	0.48%	—%
$ —(e)	$32.75	20.37%	$8,189	0.79%	(0.77)%	1021%
$ —(e)	$27.21	8.85%	$4,082	0.79%	(0.73)%	—%
$ —(e)	$39.03	12.29%	$18,733	0.79%	3.69%	—%
$0.01	$34.76	18.21%	$18,073	0.79%	3.65%	—%
$ —(e)	$30.07	-9.66%	$9,772	0.79%	0.23%	—%
$0.02	$33.37	21.40%	$14,181	0.79%	(0.76)%	1302%
$ —(e)	$27.62	10.51%	$1,381	0.79%	(0.75)%	—%
$ —(e)	$35.57	11.55%	$50,150	0.79%	3.76%	—%
$0.01	$31.88	17.97%	$40,175	0.79%	4.02%	—%
$ —(e)	$27.36	-8.80%	$5,472	0.80%(r)	(0.17)%	—%
$0.01	$30.43	20.17%	$6,086	0.79%	(0.77)%	1286%
$ —(e)	$25.44	1.75%	$5,723	0.79%	(0.74)%	—%

The accompanying notes are an integral part of these financial statements.

40

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. ORGANIZATION
The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024, the TrueShares ETFs consist of eighteen active series identified below, twelve of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “Structured Outcome ETFs”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Diversified	June 1, 2021
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Diversified	December 1, 2020

The operational TrueShares ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Opal Dividend Income ETF (“DIVZ ETF”)	DIVZ	Non-diversified	January 27, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ ETF”)	SPCZ	Non-diversified	July 11, 2022
RiverNorth Patriot ETF (“FLDZ ETF”)	FLDZ	Non-diversified	December 31, 2021
TrueShares Active Yield ETF (“ERNZ ETF”)	ERNZ	Non-diversified	April 30, 2024
TrueShares Eagle Global Renewal Energy Income ETF (“RNWZ ETF”)	RNWZ	Non-diversified	December 8, 2022
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in Options that reference the S&P 500® Price Index, employing a “buffer protect” options strategies that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.

41

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates. – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser, has adopted procedures and

42

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available evaluated mean or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Interest income is accrued daily. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these

43

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2023, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2023, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal year. At December 31, 2023, the Funds’ fiscal period end, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – The Structured Outcome ETFs employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index (the “Buffer”) over a 12-month period beginning on a specified day (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the initial investment day. In the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Structured Outcome ETFs seeks to provide may not be available. The Structured Outcome ETFs are not designed to protect against declines of more than 8% to 12% in the level of the S&P 500® Price Index, and there can be no guarantee that the Structured Outcome ETFs will be successful in implementing the buffer protect options strategy to avoid the first 8% to 12% decline.
In general, the Structured Outcome ETFs invest in exchange-traded FLEX Options only. FLEX Options are customized option contracts made available by the Cboe Options Exchange with the ability to customize key contract terms like exercise price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Structured Outcome ETFs invest generally have a term of up to one year and are all European style options (options that are exercisable only on the expiration date) based on the S&P 500® Price Index or an ETF that tracks the S&P 500® Price Index and have an expiration date that is the last day of the Investment Period.
The Structured Outcome ETFs will purchase and sell call and put FLEX Options. In general, put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Structured Outcome ETFs purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Structured Outcome ETFs, loss of the premium paid may be offset by an increase in the value of the Structured Outcome ETFs’ securities or by a

44

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
decrease in the cost of acquisition of securities by the Structured Outcome ETFs. When the Structured Outcome ETFs write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Structured Outcome ETFs will realize as profit the premium received for such option. When a call option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Structured Outcome ETFs maintain minimal counterparty risk through contracts bought or sold on an exchange. As of June 30, 2024, the Structured Outcome ETFs’ derivative instruments are not subject to a master netting arrangement.
Derivative Investments – The average monthly value outstanding of purchased and written options during the six months ended June 30, 2024, were as follows:

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Purchased Options	$1,705,446	$1,683,232	$2,146,080	$617,676	$3,126,322	$5,532,513
Written Options	57,029	47,771	63,737	14,122	70,843	340,009

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Purchased Options	$1,245,053	$794,223	$1,838,109	$1,068,056	$541,479	$409,377
Written Options	198,994	157,449	359,660	273,561	39,330	15,979

45

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
TrueShares Structured Outcome (July) ETF	Purchased Options	$1,453,421	$—
	Written Options	—	440,628
TrueShares Structured Outcome (August) ETF	Purchased Options	2,209,510	—
	Written Options	—	3,025
TrueShares Structured Outcome (September) ETF	Purchased Options	2,827,742	—
	Written Options	—	9,399
TrueShares Structured Outcome (October) ETF	Purchased Options	775,877	—
	Written Options	—	3,399
TrueShares Structured Outcome (November) ETF	Purchased Options	3,920,876	—
	Written Options	—	22,780
TrueShares Structured Outcome (December) ETF	Purchased Options	7,526,780	—
	Written Options	—	135,850
TrueShares Structured Outcome (January) ETF	Purchased Options	925,619	—
	Written Options	—	33,296
TrueShares Structured Outcome (February) ETF	Purchased Options	740,212	—
	Written Options	—	39,166
TrueShares Structured Outcome (March) ETF	Purchased Options	1,801,669	—
	Written Options	—	190,411
TrueShares Structured Outcome (April) ETF	Purchased Options	2,085,078	—
	Written Options	—	369,977
TrueShares Structured Outcome (May) ETF	Purchased Options	480,700	—
	Written Options	—	53,915
TrueShares Structured Outcome (June) ETF	Purchased Options	412,141	—
	Written Options	—	80,787

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended June 30, 2024:

		Net Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
TrueShares Structured Outcome (July) ETF	Equity Risk Contracts	$1,597,829	$342,722	$(280,785)	$(248,404)
TrueShares Structured Outcome (August) ETF	Equity Risk Contracts	54,691	28,901	1,230,208	136,627
TrueShares Structured Outcome (September) ETF	Equity Risk Contracts	15,221	10,405	1,437,993	177,594
TrueShares Structured Outcome (October) ETF	Equity Risk Contracts	—	—	344,607	35,538
TrueShares Structured Outcome (November) ETF	Equity Risk Contracts	115,640	22,331	1,481,414	135,186
TrueShares Structured Outcome (December) ETF	Equity Risk Contracts	—	—	3,527,861	683,178

46

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

		Net Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
TrueShares Structured Outcome (January) ETF	Equity Risk Contracts	$743,484	$225,516	$549,920	$166,489
TrueShares Structured Outcome (February) ETF	Equity Risk Contracts	191,867	116,603	185,317	(11,510)
TrueShares Structured Outcome (March) ETF	Equity Risk Contracts	1,329,537	235,791	389,409	163,375
TrueShares Structured Outcome (April) ETF	Equity Risk Contracts	630,982	174,408	165,865	151,894
TrueShares Structured Outcome (May) ETF	Equity Risk Contracts	353,872	152,091	(39,562)	(89,594)
TrueShares Structured Outcome (June) ETF	Equity Risk Contracts	350,011	105,097	(106,184)	(78,796)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Structured Outcome ETF’s average daily net assets, respectively. TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

47

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Structured Outcome ETFs are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
TrueShares Structured Outcome (July) ETF	$ —	$ —	$467,976	$ —
TrueShares Structured Outcome (August) ETF	—	—	$528,891	—
TrueShares Structured Outcome (September) ETF	—	—	$611,030	—
TrueShares Structured Outcome (October) ETF	—	—	$120,431	—

48

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
TrueShares Structured Outcome (November) ETF	$ —	$ —	$410,218	$ —
TrueShares Structured Outcome (December) ETF	—	—	$483,192	—
TrueShares Structured Outcome (January) ETF	—	—	$123,195	—
TrueShares Structured Outcome (February) ETF	—	—	$249,641	—
TrueShares Structured Outcome (March) ETF	—	—	$284,891	—
TrueShares Structured Outcome (April) ETF	—	—	$145,986	—
TrueShares Structured Outcome (May) ETF	—	—	$121,887	—
TrueShares Structured Outcome (June) ETF	—	—	$197,592	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2023, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TrueShares Structured Outcome July ETF	TrueShares Structured Outcome August ETF	TrueShares Structured Outcome September ETF	TrueShares Structured Outcome October ETF	TrueShares Structured Outcome November ETF	TrueShares Structured Outcome December ETF
Federal Tax Cost of Investments*	$12,507,456	$15,165,626	$16,656,655	$3,415,471	$16,432,657	$39,113,760
Gross Tax Unrealized Appreciation	$533,661	$298,573	$562,379	$261,096	$1,605,030	$1,104,040
Gross Tax Unrealized Depreciation	—	—	—	—	—	—
Net Tax Unrealized Appreciation (Depreciation)	533,661	298,573	562,379	261,096	1,605,030	1,104,040
Undistributed Ordinary Income	52,969	26,137	—	—	3,585	79,046
Other Accumulated Gain (Loss)	(39,161)	(304,539)	(361,846)	(338,377)	(1,138,660)	(200,607)
Total Distributable Earnings/ (Accumulated Losses)	$547,469	$20,171	$200,533	$(77,281)	$469,955	$982,479

	TrueShares Structured Outcome January ETF	TrueShares Structured Outcome February ETF	TrueShares Structured Outcome March ETF	TrueShares Structured Outcome April ETF	TrueShares Structured Outcome May ETF	TrueShares Structured Outcome June ETF
Federal Tax Cost of Investments*	$4,182,790	$3,394,489	$3,540,572	$4,603,088	$4,062,414	$3,026,105
Gross Tax Unrealized Appreciation	$—	$275,585	$350,851	$463,139	$367,964	$256,497
Gross Tax Unrealized Depreciation	(277)	(1,160)	(2,047)	(7,500)	(7,000)	(6,119)
Net Tax Unrealized Appreciation (Depreciation)	(277)	274,425	348,804	455,639	360,964	250,378
Undistributed Ordinary Income	—	52,979	83,509	—	—	—
Undistributed Capital Gains	—	—	—	—	—	22,887
Other Accumulated Gain (Loss)	(396,464)	—	—	(197,297)	(332,970)	—
Total Distributable Earnings/ (Accumulated Losses)	$(396,741)	$327,404	$432,313	$258,342	$27,994	$273,265

*	Includes written option premiums.

49

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. During the fiscal year ended December 31, 2023, the Funds’ most recent fiscal year end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains and utilized short-term capital loss carryforwards as follows:

	Short Term Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
TrueShares Structured Outcome July ETF	$405,500	$39,161	$—
TrueShares Structured Outcome August ETF	—	304,539	—
TrueShares Structured Outcome September ETF	474,243	361,847	—
TrueShares Structured Outcome October ETF	236,892	338,378	—
TrueShares Strucutred Outcome Novemeber ETF	7,111	1,137,580	1,080
TrueShares Structured Outcome December ETF	61,016	200,595	13
TrueShares Structured Outcome January ETF	—	396,465	—
TrueShares Structured Outcome February ETF	38,228	—	—
TrueShares Structured Outcome March ETF	—	—	—
TrueShares Structured Outcome April ETF	—	197,297	—
TrueShares Structured Outcome May ETF	—	332,970	—
TrueShares Structured Outcome June ETF	34,545	—	—

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2024, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TrueShares Structured Outcome (July) ETF	$1,703,585	$ —
TrueShares Structured Outcome (August) ETF	—	—
TrueShares Structured Outcome (September) ETF	—	—
TrueShares Structured Outcome (October) ETF	—	—
TrueShares Structured Outcome (November) ETF	—	—
TrueShares Structured Outcome (December) ETF	—	—
TrueShares Structured Outcome (January) ETF	—	—
TrueShares Structured Outcome (February) ETF	320,819	—
TrueShares Structured Outcome (March) ETF	1,146,063	—
TrueShares Structured Outcome (April) ETF	701,959	—
TrueShares Structured Outcome (May) ETF	498,481	—
TrueShares Structured Outcome (June) ETF	421,830	—

50

TrueShares Structured Outcome ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TrueShares Structured Outcome (July) ETF	$—	$—	$ —	$—
TrueShares Structured Outcome (August) ETF	—	163,871	—	—
TrueShares Structured Outcome (September) ETF	—	—	—	—
TrueShares Structured Outcome (October) ETF	—	—	—	—
TrueShares Structured Outcome (November) ETF	—	15,721	—	—
TrueShares Structured Outcome (December) ETF	—	—	—	—
TrueShares Structured Outcome (January) ETF	—	623,079	—	—
TrueShares Structured Outcome (February) ETF	329,374	—	—	—
TrueShares Structured Outcome (March) ETF	—	—	—	570,282
TrueShares Structured Outcome (April) ETF	433,155	—	—	—
TrueShares Structured Outcome (May) ETF	—	50,081	—	554,648
TrueShares Structured Outcome (June) ETF	—	51,786	—	517,084

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related event and transactions that occurred subsequent to June 30, 2024, through the date of issuance of the Funds’ financials statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

51

TrueShares Structured Outcome ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENT
At meetings held on May 31, 2024 (the “May Meeting”) and June 4 and 5, 2024 (the “June Meeting” and together with the May Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between TrueMark Investments, LLC (the “Adviser”) and the Trust, on behalf of TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF (each, a “Fund” and collectively, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the June Meeting representatives from the Adviser provided the Board with an overview of the Funds’ strategy, the services provided to the Funds by the Adviser and additional information about the Adviser’s personnel, including financial resources, experience, investment processes and compliance program. The Board considered the Adviser’s presentation and the materials the Board received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board considered the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreement and the Independent Trustees’ responsibilities relating thereto.
At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Funds, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser had recently taken over the direct management of the Funds from a previous sub-adviser, and that the Adviser expected to continue to provide substantially similar investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s personnel, the firm’s cybersecurity policy, and the services to be provided by the Adviser.
The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds and other series of the Trust. At the June Meeting, the Board engaged in further discussions regarding the Adviser’s operations, resources and portfolio management in light of the recent change in the Adviser managing the Funds directly.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended March 31, 2024 had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the

52

TrueShares Structured Outcome ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENT(Continued)
returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”), as well as with its peer funds in the universe of US Fund Options Trading ETFs as reported by Morningstar (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered the unique nature of each Fund’s structured outcome strategy when reviewing its historical performance.
The Board noted the following with respect to the Funds’ returns compared to the Funds’ benchmark, the S&P 500® Index (the “Benchmark”), before fees and expenses: (i) for the most recent one-year period, each Fund underperformed the Benchmark; (ii) for the ten out of the 12 Funds that had annualized returns for the three-year period (all Funds other than the TrueShares Structured Outcome (May) ETF and TrueShares Structured Outcome (June) ETF), every Fund other than the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (August) ETF, and TrueShares Structured Outcome (October) ETF outperformed the Benchmark; and (iii) for the since-inception period, only the TrueShares Structured Outcome (April) ETF and the TrueShares Structured Outcome (September) ETF outperformed the Benchmark, while each other Fund underperformed the Benchmark. The Board observed, however, that for all Funds across all periods returns were comparable to the Benchmark. The Board also noted that, for the most recent one-year period, each Fund outperformed the median for funds in their respective Peer Group and Category Peer Group. The Board also noted that for Funds with three years of performance history (all Funds except the TrueShares Structured Outcome (May) ETF and TrueShares Structured Outcome (June) ETF), each Fund outperformed the median for funds in their respective Peer Group and Category Peer Group. The Board further noted that, for the most recent one-year period, (i) each of the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, and TrueShares Structured Outcome (September) ETF performed within the range of returns of the funds in its Selected Peer Group, and (ii) each of the TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF outperformed its Selected Peer Group. The Board also noted that for Funds with three years of performance history, (i) the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF each outperformed its Selected Peer Group, and (ii) the TrueShares Structured Outcome (February) ETF and TrueShares Structured Outcome (March) ETF each performed within the range of its Selected Peer Group.
Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each Fund, including in comparison to the expense ratio of its respective Peer Group and Category Peer Group as provided in the Barrington Report, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
The Board noted each Fund’s expense ratio was generally equivalent to its unitary fee, with some Funds incurring minimal other expenses representing those expense items excepted from the unitary fee. The Board further noted that the total expense ratio for each Fund was lower than the median of the Category Peer Group but higher than the median of the Peer Group; though within the range of the Peer Group and lower when compared against the gross expense ratio

53

TrueShares Structured Outcome ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENT(Continued)
of the Peer Group. The Board also considered that each Fund’s expense ratio was within the range of expense ratios for its respective Selected Peer Group, although at the top of the range.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale but acknowledged that breakpoints might be warranted if a Fund’s assets continue to grow and the implementation of breakpoints would generate benefits in excess of those generated by the Funds’ unitary fee structure. However, the Board determined that currently, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would continue to monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. At the June Meeting, based on consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, was fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

54

TrueShares Structured Outcome ETFs
Supplemental Information
(Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the
Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O.
Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at
www.true-shares.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or by visiting the Funds’ website at www.true-shares.com.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium)
or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at
www.true-shares.com.
TAX INFORMATION
The percent of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended December 31, 2023, was as follows:

TrueShares Structured Outcome (July) ETF	0.00%
TrueShares Structured Outcome (August) ETF	0.00%
TrueShares Structured Outcome (September) ETF	0.00%
TrueShares Structured Outcome (October) ETF	0.00%
TrueShares Structured Outcome (November) ETF	0.00%
TrueShares Structured Outcome (December) ETF	0.00%
TrueShares Structured Outcome (January) ETF	0.00%
TrueShares Structured Outcome (February) ETF	0.00%
TrueShares Structured Outcome (March) ETF	94.55%
TrueShares Structured Outcome (April) ETF	0.00%
TrueShares Structured Outcome (May) ETF	0.00%
TrueShares Structured Outcome (June) ETF	0.00%

55

TrueShares Structured Outcome ETFs
Investment Adviser:
TrueMark Investments, LLC
433 W. Van Buren St., 1100-D
Chicago, IL 60607
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date:	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date:	9/6/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date:	9/6/2024

* Print the name and title of each signing officer under his or her signature.